UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH	Nuveen Global High Income Fund Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.1% (98.1% of Total Investments)

	CORPORATE BONDS – 114.5% (81.4% of Total Investments)

	Aerospace & Defense – 0.9%

$2,000	Bombardier Inc., 144A	7.500%	3/15/25	B	$2,062,500
1,700	TransDigm Inc.	6.375%	6/15/26	B–	1,717,000
	Total Aerospace & Defense				3,779,500

	Air Freight & Logistics – 0.4%

2,000	Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	1,785,000

	Airlines – 1.3%

2,352	Air Canada, 144A	7.750%	4/15/21	BB	2,551,920
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B–	2,985,000
	Total Airlines				5,536,920

	Auto Components – 0.5%

1,000	American Axle & Manufacturing Inc.	6.250%	4/01/25	B	995,850
1,100	Tenneco Inc.	5.375%	12/15/24	BB–	1,032,625
	Total Auto Components				2,028,475

	Automobiles – 0.8%

1,350	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	1,381,225
2,144	Jaguar Land Rover Automotive PLC, 144A	4.500%	10/01/27	BB+	1,757,651
	Total Automobiles				3,138,876

	Banks – 0.7%

2,500	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,602,902
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A–	460,187
	Total Banks				3,063,089

	Building Products – 1.3%

1,870	American Woodmark Corporation, 144A	4.875%	3/15/26	BB	1,787,019
1,750	Builders FirstSource Inc., 144A	5.625%	9/01/24	BB–	1,682,187
1,000	Omnimax International Inc., 144A	12.000%	8/15/20	B–	1,042,500
1,000	Pisces Midco Inc., 144A	8.000%	4/15/26	CCC+	1,006,250
	Total Building Products				5,517,956

	Capital Markets – 1.1%

2,250	DKT Finance ApS, 144A	9.375%	6/17/23	B–	2,368,125
2,000	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	2,111,250
	Total Capital Markets				4,479,375

	Chemicals – 3.6%

1,000	Chemours Company	5.375%	5/15/27	BB–	965,000
2,000	CVR Partners LP / CVR Nitrogen Finance Corporation, 144A	9.250%	6/15/23	B+	2,128,140
2,550	FXI Holdings Inc., 144A	7.875%	11/01/24	B	2,432,062
1,000	Hexion Inc.	6.625%	4/15/20	CCC+	940,000
1,000	Hexion Inc., 144A	10.375%	2/01/22	CCC+	972,500
2,250	OCI NV, 144A	6.625%	4/15/23	BB–	2,328,750
2,500	Starfruit Finco BV / Starfruit US Holdco LLC, 144A, (WI/DD)	8.000%	10/01/26	B–	2,534,375
2,500	Tronox Inc., 144A	6.500%	4/15/26	B–	2,409,375
	Total Chemicals				14,710,202

	Commercial Services & Supplies – 4.4%

2,500	ADT Security Corporation, 144A	4.875%	7/15/32	BB–	2,023,750
2,250	Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	2,274,727

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$2,000	APX Group Inc.	7.875%	12/01/22	B1	$2,040,000
2,000	Brink’s Company, 144A	4.625%	10/15/27	BB+	1,845,000
1,500	Cimpress NV, 144A	7.000%	6/15/26	B+	1,515,000
3,250	Hulk Finance Corporation, 144A	7.000%	6/01/26	B–	3,140,312
1,500	RR Donnelley & Sons Co	6.500%	11/15/23	B–	1,500,000
1,200	Staples Inc., 144A	8.500%	9/15/25	B–	1,126,500
1,190	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	1,163,225
1,750	West Corporation, 144A	8.500%	10/15/25	B3	1,605,625
	Total Commercial Services & Supplies				18,234,139

	Communications Equipment – 0.5%

2,315	ViaSat Inc., 144A	5.625%	9/15/25	BB–	2,188,369

	Construction & Engineering – 1.4%

2,500	Michael Baker International LLC, 144A	8.750%	3/01/23	Caa1	2,506,250
1,500	New Enterprise Stone & Lime Company Inc., 144A	6.250%	3/15/26	B+	1,511,250
1,100	Shea Homes LP / Shea Homes Funding Corporation, 144A	6.125%	4/01/25	BB–	1,073,875
500	Tutor Perini Corporation, 144A	6.875%	5/01/25	BB–	513,750
	Total Construction & Engineering				5,605,125

	Construction Materials – 1.4%

4,000	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,070,000
1,750	PGT Escrow Issuer Inc., 144A	6.750%	8/01/26	B	1,815,625
	Total Construction Materials				5,885,625

	Consumer Finance – 2.9%

2,000	Ally Financial Inc.	4.625%	3/30/25	BB+	1,985,000
3,000	Curo Group Holdings Corporation, 144A	8.250%	9/01/25	B–	2,887,530
1,250	Enova International Inc., 144A	8.500%	9/01/24	B–	1,253,125
2,000	Enova International Inc., 144A	8.500%	9/15/25	B–	1,990,000
1,000	Navient Corporation	7.250%	9/25/23	BB	1,060,000
3,000	TMX Finance LLC / TitleMax Finance Corporation, 144A	11.125%	4/01/23	B–	3,000,000
	Total Consumer Finance				12,175,655

	Containers & Packaging – 0.5%

2,000	W/S Packaging Holdings Inc., 144A	9.000%	4/15/23	B	2,067,500

	Distributors – 0.4%

1,500	American Builders & Contractors Supply Co Inc., 144A	5.875%	5/15/26	B+	1,503,750

	Diversified Financial Services – 5.6%

2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	2,005,000
2,000	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	1,960,000
4,500	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	4,420,125
1,750	Financial & Risk US Holdings Inc., 144A, (WI/DD)	8.250%	11/15/26	B+	1,739,395
2,410	Jefferies Finance LLC / JFIN Co-Issuer Corporation, 144A	7.250%	8/15/24	BB–	2,337,700
1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation, 144A	5.250%	10/01/25	BB	1,645,000
1,000	Nationstar Mortgage Holdings Inc., 144A	9.125%	7/15/26	B+	1,047,500
1,980	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BB	2,027,025
2,355	Quicken Loans Inc., 144A	5.250%	1/15/28	Ba1	2,187,206
1,417	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	1,372,251
2,540	Ziggo Bond Finance BV, 144A	5.875%	1/15/25	B	2,384,425
	Total Diversified Financial Services				23,125,627

	Diversified Telecommunication Services – 6.6%

1,500	CenturyLink Inc.	5.800%	3/15/22	BB	1,526,250
800	Colombia Telecomunicaciones SA ESP, 144A	5.375%	9/27/22	BB+	798,800
1,000	Consolidated Communications Inc.	6.500%	10/01/22	B–	945,000
2,000	Embarq Corporation	7.995%	6/01/36	BB	1,995,000
2,500	Frontier Communications Corporation	6.250%	9/15/21	B	2,212,500

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$2,000	Frontier Communications Corporation, 144A	8.500%	4/01/26	BB	$1,890,000
1,250	GCI LLC	6.875%	4/15/25	B+	1,292,550
1,505	Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	1,527,575
2,750	Intelsat Luxembourg SA	8.125%	6/01/23	CCC–	2,440,625
1,000	Iridium Communications Inc., 144A	10.250%	4/15/23	Caa1	1,092,800
2,150	Level 3 Financing Inc.	5.250%	3/15/26	BB	2,115,170
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BBB–	2,060,000
2,400	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,256,137
1,606	Windstream Services LLC / Windstream Finance Corporation, 144A	9.000%	6/30/25	BB–	1,240,635
2,054	Xplornet Communications Inc., 144A, (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	2,100,150
2,000	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	2,004,000
	Total Diversified Telecommunication Services				27,497,192

	Electric Utilities – 1.7%

2,500	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	2,417,200
1,331	Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	1,328,554
2,000	Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	1,920,000
1,250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB	1,264,062
	Total Electric Utilities				6,929,816

	Electrical Equipment – 0.2%

750	Energizer Gamma Acquisition Inc., 144A	6.375%	7/15/26	BB–	775,312

	Electronic Equipment, Instruments & Components – 1.0%

1,925	Ingram Micro Inc.	5.450%	12/15/24	BBB–	1,895,346
2,500	Itron Inc., 144A	5.000%	1/15/26	BB–	2,400,000
	Total Electronic Equipment, Instruments & Components				4,295,346

	Energy Equipment & Services – 3.7%

3,000	Chesapeake Energy Corporation	8.000%	6/15/27	B–	3,058,500
2,500	Ensco PLC	7.750%	2/01/26	B	2,481,250
1,000	Hi-Crush Partners LP, 144A	9.500%	8/01/26	B–	930,000
841	Noble Holding International Ltd	7.750%	1/15/24	B	834,692
2,500	Oceaneering International Inc.	6.000%	2/01/28	BBB–	2,502,432
1,750	Pacific Drilling V Ltd, 144A, (4)	7.250%	12/01/18	N/R	980,000
2,250	Parker Drilling Co	6.750%	7/15/22	B–	1,760,625
2,000	Precision Drilling Corporation, 144A	7.125%	1/15/26	BB	2,055,000
800	Transocean Inc., 144A	9.000%	7/15/23	B	870,000
	Total Energy Equipment & Services				15,472,499

	Entertainment – 0.7%

3,000	Netflix Inc., 144A	5.875%	11/15/28	Ba3	2,997,960

	Equity Real Estate Investment Trusts – 2.2%

2,900	CoreCivic Inc.	4.750%	10/15/27	Ba1	2,566,500
3,350	GEO Group Inc.	6.000%	4/15/26	B+	3,207,625
2,250	Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	2,086,875
1,250	iStar Inc.	5.250%	9/15/22	BB	1,231,250
	Total Equity Real Estate Investment Trusts				9,092,250

	Food & Staples Retailing – 1.6%

2,000	Albertsons LP	7.450%	8/01/29	B–	1,650,000
4,000	Rite Aid Corporation, 144A	6.125%	4/01/23	BB	3,585,000
1,500	Supervalue Inc.	7.750%	11/15/22	B	1,558,125
	Total Food & Staples Retailing				6,793,125

	Food Products – 2.4%

2,000	FAGE International SA/ FAGE USA Dairy Industry Inc., 144A	5.625%	8/15/26	BB–	1,840,000
1,000	JBS USA LUX SA / JBS USA Finance Inc., 144A	5.750%	6/15/25	B+	973,750

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Food Products (continued)

$2,000		JBS USA LUX SA / JBS USA Finance Inc., 144A	6.750%	2/15/28	B+	$1,987,500
2,500		MARB BondCo PLC, 144A	6.875%	1/19/25	BB–	2,325,000
3,000		Post Holdings Inc., 144A	5.625%	1/15/28	B+	2,887,500
		Total Food Products				10,013,750

		Gas Utilities – 1.0%

1,000		Ferrellgas LP / Ferrellgas Finance Corporation	6.750%	1/15/22	B–	872,500
1,680		Suburban Propane Partners LP/Suburban Energy Finance Corporation	5.500%	6/01/24	BB–	1,650,600
1,500		Superior Plus LP / Superior General Partner Inc., 144A	7.000%	7/15/26	BB	1,515,000
		Total Gas Utilities				4,038,100

		Health Care Providers & Services – 3.8%

2,072		Acadia Healthcare Co Inc.	5.625%	2/15/23	B	2,082,360
2,000		Centene Corporation, 144A	5.375%	6/01/26	BB+	2,050,000
1,088		Community Health Systems Inc.	6.875%	2/01/22	CCC–	609,606
3,390		Community Health Systems Inc.	6.250%	3/31/23	B	3,224,737
121		Community Health Systems Inc., 144A	8.125%	6/30/24	CCC–	101,035
2,500		HCA Inc.	5.625%	9/01/28	Ba2	2,512,500
2,500		HCA Inc.	5.500%	6/15/47	BBB–	2,534,375
1,000		Tenet Healthcare Corporation	6.750%	6/15/23	B	996,250
1,750		Tenet Healthcare Corporation	4.625%	7/15/24	BB–	1,701,000
		Total Health Care Providers & Services				15,811,863

		Health Care Technology – 0.6%

2,295		Exela Intermediate LLC / Exela Finance Inc., 144A	10.000%	7/15/23	B	2,447,044

		Hotels, Restaurants & Leisure – 5.6%

3,250		1011778 BC ULC / New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	3,084,672
1,000		Carlson Travel Inc., 144A	6.750%	12/16/23	B2	1,003,750
1,500		Carlson Travel Inc., 144A	9.500%	12/15/24	Caa1	1,447,500
2,000		Golden Nugget Inc., 144A	6.750%	10/15/24	B3	2,028,760
500		Golden Nugget Inc., 144A	8.750%	10/01/25	CCC+	524,140
2,500		Hilton Domestic Operating Co Inc., 144A	5.125%	5/01/26	BB+	2,484,375
2,000		International Game Technology PLC, 144A	6.250%	1/15/27	BB+	2,026,250
2,160		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	1,976,616
2,000		Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,900,000
1,500		Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B–	1,547,535
2,000		Viking Cruises Ltd, 144A	5.875%	9/15/27	B	1,951,600
1,500		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corporation, 144A	5.250%	5/15/27	BB–	1,393,125
2,000		Wynn Macau Ltd, 144A	5.500%	10/01/27	B+	1,872,500
		Total Hotels, Restaurants & Leisure				23,240,823

		Household Durables – 2.0%

3,000		Apex Tool Group LLC / BC Mountain Finance Inc., 144A	9.000%	2/15/23	B–	2,917,500
1,500		Beazer Homes USA Inc.	5.875%	10/15/27	B–	1,275,000
750		M/I Homes Inc.	5.625%	8/01/25	BB–	705,000
1,750		TRI Pointe Group Inc.	5.250%	6/01/27	BB–	1,561,875
2,175		William Lyon Homes Inc.	5.875%	1/31/25	B+	2,020,031
18	CAD	Yellow Pages Digital & Media Solutions Ltd, 144A	10.000%	11/01/22	B+	14
		Total Household Durables				8,479,420

		Independent Power & Renewable Electricity Producers – 1.6%

2,500		Calpine Corporation, 144A	5.250%	6/01/26	BB+	2,315,625
2,500		Talen Energy Supply LLC	6.500%	6/01/25	B+	1,925,000
2,500		TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,325,000
		Total Independent Power & Renewable Electricity Producers				6,565,625

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Industrial Conglomerates – 1.4%

$800		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	$817,840
2,250		Icahn Enterprises LP / Icahn Enterprises Finance Corporation	6.750%	2/01/24	BB+	2,303,437
2,000		Stena International SA, 144A	5.750%	3/01/24	BB–	1,867,500
1,050		Techniplas LLC, 144A	10.000%	5/01/20	B–	992,250
		Total Industrial Conglomerates				5,981,027

		Insurance – 0.4%

2,000		Genworth Holdings Inc.	4.800%	2/15/24	B	1,710,000

		Interactive Media & Services – 0.4%

1,500		Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	1,460,625

		Internet Software & Services – 0.2%

1,500		Sungard Availability Services Capital Inc., 144A	8.750%	4/01/22	Caa2	705,000

		IT Services – 0.4%

1,500		First Data Corporation, 144A	5.000%	1/15/24	BB+	1,508,625

		Leisure Products – 0.7%

3,100		Mattel Inc., 144A	6.750%	12/31/25	BB–	3,038,000

		Machinery – 1.4%

1,500		Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,528,575
1,880		Mueller Water Products Inc., 144A	5.500%	6/15/26	BB	1,889,400
2,300		Navistar International Corporation, 144A	6.625%	11/01/25	B–	2,392,000
		Total Machinery				5,809,975

		Marine – 0.8%

2,179		Eletson Holdings Inc. / Eletson Finance US LLC / Agathonissos Finance LLC, (cash 9.625%, PIK 6.000%)	9.625%	1/15/22	CCC	1,002,472
1,000		Navios Maritime Acquisition Corporation / Navios Acquisition Finance US Inc., 144A	8.125%	11/15/21	B–	826,000
1,500		Navios Maritime Holdings Inc. / Navios Maritime Finance II US Inc., 144A	11.250%	8/15/22	B	1,365,000
		Total Marine				3,193,472

		Media – 8.0%

3,250		Altice France SA/France, 144A	7.375%	5/01/26	B1	3,253,412
1,500		Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	1,459,875
2,000		AMC Networks Inc.	4.750%	8/01/25	BB	1,919,140
2,000		CBS Radio Inc., 144A	7.250%	11/01/24	B–	1,921,960
2,000		CCO Holdings LLC / CCO Holdings Capital Corporation, 144A	5.500%	5/01/26	BB+	1,977,500
1,260		CSC Holdings LLC, 144A	10.875%	10/15/25	B2	1,463,175
1,250		CSC Holdings LLC, 144A	5.375%	2/01/28	Ba2	1,193,750
1,250		DISH DBS Corporation	5.875%	11/15/24	BB	1,123,438
1,250		DISH DBS Corporation	7.750%	7/01/26	BB	1,184,375
500		iHeartCommunications Inc., (4)	7.250%	10/15/27	C	123,750
1,500		Lee Enterprises Inc./IA, 144A	9.500%	3/15/22	B2	1,561,875
750		McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 144A	7.875%	5/15/24	BB+	672,188
2,000		Meredith Corporation, 144A	6.875%	2/01/26	B	2,050,000
1,550		Quebecor Media Inc.	5.750%	1/15/23	B+	1,594,563
3,000		Sirius XM Radio Inc., 144A	5.000%	8/01/27	BB	2,891,250
1,255		Unitymedia GmbH, 144A	6.125%	1/15/25	B+	1,317,750
2,250		Urban One Inc., 144A	7.375%	4/15/22	B	2,227,500
3,500	CAD	Videotron Ltd, 144A	5.625%	6/15/25	BB	2,793,713
2,500		VTR Finance BV, 144A	6.875%	1/15/24	BB–	2,543,750
		Total Media				33,272,964

		Metals & Mining – 9.1%

2,500		AK Steel Corporation	7.000%	3/15/27	B–	2,400,000

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$2,150	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	$2,273,625
1,500	Aleris International Inc., 144A	10.750%	7/15/23	CCC+	1,590,000
2,500	Allegheny Technologies Inc.	5.950%	1/15/21	B	2,540,625
3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	2,975,839
565	Century Aluminum Company, 144A	7.500%	6/01/21	B+	570,650
1,000	Constellium NV, 144A	6.625%	3/01/25	B2	1,012,500
3,150	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B	2,992,500
1,000	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	988,750
2,000	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B	1,815,000
2,000	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,941,500
1,500	Freeport-McMoRan Inc.	5.400%	11/14/34	BB+	1,410,000
1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	990,000
1,900	Hudbay Minerals Inc., 144A	7.250%	1/15/23	B+	1,952,459
2,000	Northwest Acquisitions ULC / Dominion Finco Inc., 144A	7.125%	11/01/22	BB	2,045,000
1,775	Novelis Corporation, 144A	5.875%	9/30/26	B+	1,732,844
2,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corporation, 144A	7.500%	6/15/25	BB–	2,060,000
1,000	Taseko Mines Ltd, 144A	8.750%	6/15/22	B	1,016,250
1,750	United States Steel Corporation	6.875%	8/15/25	BB–	1,787,188
2,485	Vale Overseas Ltd	6.875%	11/10/39	BBB+	2,911,178
900	Warrior Met Coal Inc., 144A	8.000%	11/01/24	BB–	922,500
	Total Metals & Mining				37,928,408

	Oil, Gas & Consumable Fuels – 12.6%

877	Ascent Resources Utica Holdings LLC / ARU Finance Corporation, 144A	10.000%	4/01/22	BB–	988,818
1,250	Ascent Resources Utica Holdings LLC / ARU Finance Corporation, 144A, (WI/DD)	7.000%	11/01/26	BB–	1,241,563
1,500	Calfrac Holdings LP, 144A	8.500%	6/15/26	B–	1,398,750
2,732	California Resources Corporation, 144A	8.000%	12/15/22	B–	2,605,645
460	California Resources Corporation	6.000%	11/15/24	CCC–	391,000
1,500	Calumet Specialty Products Partners LP / Calumet Finance Corporation	7.750%	4/15/23	B–	1,500,000
500	CGG Holding US Inc., 144A	9.000%	5/01/23	B	521,250
1,500	Denbury Resources Inc., 144A	7.500%	2/15/24	B+	1,545,000
1,600	DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,543,394
1,250	EP Energy LLC / Everest Acquisition Finance Inc., 144A	9.375%	5/01/24	Caa2	1,031,250
1,500	EP Energy LLC / Everest Acquisition Finance Inc., 144A	8.000%	2/15/25	Caa2	1,147,500
2,000	FTS International Inc.	6.250%	5/01/22	B	1,925,000
1,250	GasLog Ltd	8.875%	3/22/22	N/R	1,300,000
2,100	Genesis Energy LP / Genesis Energy Finance Corporation	6.500%	10/01/25	B+	2,050,125
1,000	Gulfport Energy Corporation	6.375%	5/15/25	BB–	983,750
1,750	MEG Energy Corporation, 144A	6.375%	1/30/23	BB–	1,592,500
1,500	Moss Creek Resources Holdings Inc., 144A	7.500%	1/15/26	B+	1,498,125
2,000	Oasis Petroleum Inc., 144A	6.250%	5/01/26	BB–	2,041,500
2,095	PBF Holding Co LLC / PBF Finance Corporation	7.250%	6/15/25	BB	2,199,750
1,175	Peabody Energy Corporation, 144A	6.375%	3/31/25	BB	1,194,094
4,000	Pertamina Persero PT, 144A	4.875%	5/03/22	Baa2	4,083,748
3,250	Petrobras Global Finance BV	7.375%	1/17/27	Ba2	3,289,975
2,000	Petroleos Mexicanos	5.375%	3/13/22	BBB+	2,060,000
2,000	Petroleos Mexicanos, 144A	5.350%	2/12/28	BBB+	1,885,000
1,750	Shelf Drilling Holdings Ltd, 144A	8.250%	2/15/25	B2	1,802,500
3,000	Southwestern Energy Co	7.500%	4/01/26	BB	3,142,500
2,000	Sunoco LP / Sunoco Finance Corporation, 144A	4.875%	1/15/23	BB	1,980,000
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corporation, 144A	5.875%	4/15/26	BB–	1,856,250
1,000	TransMontaigne Partners LP / TLP Finance Corporation	6.125%	2/15/26	BB	942,500
1,250	Whiting Petroleum Corporation	6.625%	1/15/26	BB	1,300,000
1,000	WPX Energy Inc.	5.750%	6/01/26	BB–	1,012,500
	Total Oil, Gas & Consumable Fuels				52,053,987

	Personal Products – 0.6%

2,590	Coty Inc., 144A	6.500%	4/15/26	BB	2,413,556

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 2.4%

$2,500	Bausch Health Companies Inc., 144A	5.875%	5/15/23	B–	$2,426,875
1,000	Bausch Health Companies Inc., 144A	5.500%	11/01/25	BB–	998,250
3,405	Endo Finance LLC / Endo Finco Inc., 144A	5.375%	1/31/23	B3	2,996,400
3,500	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	3,689,915
	Total Pharmaceuticals				10,111,440

	Professional Services – 0.6%

2,500	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	2,439,975

	Real Estate Management & Development – 1.7%

2,925	Hunt Companies Inc., 144A	6.250%	2/15/26	BB–	2,727,563
1,700	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	1,674,500
2,758	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	2,675,260
	Total Real Estate Management & Development				7,077,323

	Road & Rail – 2.3%

2,028	Herc Rentals Inc., 144A	7.750%	6/01/24	B+	2,182,250
2,995	Hertz Corporation, 144A	7.625%	6/01/22	BB–	2,957,563
2,000	United Rentals North America Inc.	4.875%	1/15/28	BB	1,875,000
2,500	XPO CNW Inc.	6.700%	5/01/34	B+	2,543,750
	Total Road & Rail				9,558,563

	Specialty Retail – 1.3%

3,000	goeasy Ltd, 144A	7.875%	11/01/22	BB–	3,123,750
1,750	L Brands Inc.	6.875%	11/01/35	Ba1	1,478,750
1,000	Sonic Automotive Inc.	6.125%	3/15/27	B+	935,000
	Total Specialty Retail				5,537,500

	Technology Hardware, Storage & Peripherals – 1.1%

1,190	NCR Corporation	6.375%	12/15/23	BB	1,212,313
1,500	Seagate HDD Cayman	4.875%	6/01/27	Baa3	1,402,740
2,000	Western Digital Corporation	4.750%	2/15/26	Baa3	1,934,150
	Total Technology Hardware, Storage & Peripherals				4,549,203

	Tobacco – 0.4%

1,750	Vector Group Ltd, 144A	6.125%	2/01/25	BB–	1,618,750

	Trading Companies & Distributors – 0.6%

1,750	Ashtead Capital Inc., 144A	5.250%	8/01/26	BBB–	1,767,938
500	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	B+	512,500
	Total Trading Companies & Distributors				2,280,438

	Transportation Infrastructure – 1.1%

1,500	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,557,750
2,000	Hidrovias International Fin, 144A	5.950%	1/24/25	BB	1,825,000
1,300	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	1,273,857
	Total Transportation Infrastructure				4,656,607

	Wireless Telecommunication Services – 4.6%

1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	1,895,250
2,500	Digicel Ltd, 144A	6.000%	4/15/21	B3	2,318,750
2,750	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	2,660,625
1,250	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC–	1,246,875
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,380,000
3,250	Sprint Capital Corporation	6.875%	11/15/28	B+	3,265,243
1,000	Sprint Corporation	7.625%	3/01/26	B+	1,058,250
2,800	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	2,813,720
2,500	UPC Holding BV, 144A	5.500%	1/15/28	B	2,372,125
	Total Wireless Telecommunication Services				19,010,838
	Total Corporate Bonds (cost $484,492,863)				475,191,584

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.3% (5.9% of Total Investments)

	Automobiles – 0.7%

$3,000	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	$2,842,500

	Banks – 2.5%

3,000	Bank of America Corporation	5.875%	N/A (5)	BBB–	2,973,750
2,250	CIT Group Inc.	5.800%	N/A (5)	B+	2,216,250
1,385	Citigroup Inc.	5.875%	N/A (5)	BB+	1,421,356
2,000	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,467,500
1,320	JPMorgan Chase & Company	6.750%	N/A (5)	BBB	1,440,450
9,955	Total Banks				10,519,306

	Capital Markets – 0.7%

3,000	Morgan Stanley	5.550%	N/A (5)	BB+	3,079,500

	Commercial Services & Supplies – 0.4%

1,500	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	1,560,000

	Diversified Telecommunication Services – 0.5%

2,000	Colombia Telecomunicaciones SA ESP, 144A	8.500%	N/A (5)	BB–	2,050,000

	Insurance – 1.0%

2,000	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,043,428
2,000	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	2,095,000
4,000	Total Insurance				4,138,428

	Oil, Gas & Consumable Fuels – 1.6%

3,270	Buckeye Partners LP	6.375%	1/22/78	Ba1	3,100,271
1,750	Enbridge Inc.	6.000%	1/15/77	BBB–	1,689,822
1,750	Plains All American Pipeline LP	6.125%	N/A (5)	BB	1,704,063
6,770	Total Oil, Gas & Consumable Fuels				6,494,156

	Food Products – 0.9%

1,500	Land O’ Lakes Inc., 144A	8.000%	N/A (5)	BB	1,627,500
2,000	Land O’ Lakes Inc., 144A	7.000%	N/A (5)	BB	2,025,000
3,500	Total Food Products				3,652,500
$33,725	Total $1,000 Par (or similar) Institutional Preferred (cost $34,080,756)				34,336,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 7.7% (5.4% of Total Investments)

	Argentina – 0.8%

$1,000	Republic of Argentina	6.875%	4/22/21	B+	$955,510
2,350	Republic of Argentina	7.500%	4/22/26	B+	2,091,500
3,350	Total Argentina				3,047,010

	Costa Rica – 0.7%

2,900	Republic of Costa Rica, 144A	4.250%	1/26/23	Ba2	2,627,806
400	Republic of Costa Rica, 144A	7.000%	4/04/44	Ba2	351,884
3,300	Total Costa Rica				2,979,690

	Dominican Republic – 0.7%

3,000	Dominican Republic, 144A	5.500%	1/27/25	BB–	3,011,250

	Egypt – 0.6%

2,500	Arab Republic of Egypt, 144A	5.875%	6/11/25	B	2,386,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	El Salvador – 0.5%

$2,100	Republic of El Salvador, 144A	7.750%	1/24/23	B3	$2,192,568

	Guatemala – 0.5%

2,000	Guatemala Government Bond, 144A	4.375%	6/05/27	Ba1	1,877,500

	Honduras – 0.5%

1,000	Honduras Government, 144A	8.750%	12/16/20	BB–	1,092,300
1,000	Honduras Government, 144A	6.250%	1/19/27	BB–	1,026,350
2,000	Total Honduras				2,118,650

	Oman – 0.7%

1,000	Oman Government International Bond, 144A	4.750%	6/15/26	Baa3	948,800
2,000	Oman Government International Bond, 144A	5.625%	1/17/28	Baa3	1,965,120
3,000	Total Oman				2,913,920

	Saudi Arabia – 0.7%

3,000	Saudi Government International Bond, 144A	4.000%	4/17/25	A1	3,001,500

	South Africa – 0.7%

3,000	Republic of South Africa	5.875%	9/16/25	Baa3	3,048,300

	Sri Lanka – 0.7%

3,000	Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	2,857,890

	Turkey – 0.6%

1,500	Republic of Turkey, Government Bond	5.750%	3/22/24	BB	1,410,891
900	Republic of Turkey, Government Bond	7.375%	2/05/25	BB	908,838
2,400	Total Turkey				2,319,729
$32,650	Total Sovereign Debt (cost $33,131,295)				31,754,907

Principal Amount (000)	Description (1), (6)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 6.9% (4.9% of Total Investments)

	Banks – 4.9%

$1,200	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)	Ba2	$1,078,500
2,000	Barclays PLC, Reg S	7.875%	N/A (5)	BB+	2,067,500
1,500	BNP Paribas SA, 144A	7.375%	N/A (5)	BBB–	1,576,800
2,000	Credit Agricole SA, 144A	6.625%	N/A (5)	BBB–	2,017,920
2,215	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB–	2,436,438
2,000	HSBC Holdings PLC	6.375%	N/A (5)	BBB	1,982,500
2,500	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB–	2,409,400
2,000	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	2,062,500
2,000	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	Ba2	2,047,500
2,975	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	2,802,724
20,390	Total Banks				20,481,782

	Capital Markets – 1.6%

2,000	Deutsche Bank AG, Reg S	6.250%	N/A (5)	BB–	1,897,520
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (5)	Ba1	1,825,000
2,500	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (5)	BBB–	2,654,140
6,500	Total Capital Markets				6,376,660

	Diversified Financial Services – 0.4%

1,500	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	1,578,660
$28,390	Total Contingent Capital Securities (cost $28,696,431)				28,437,102

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.7% (0.5% of Total Investments)

	Banks – 0.1%

10,786	Zions BanCorporation	0.000%		BB	$281,946

	Food Products – 0.3%

50,000	CHS Inc.	7.100%		N/R	1,349,000

	Oil, Gas & Consumable Fuels – 0.3%

60,000	NuStar Energy LP	8.500%		B1	1,432,200
	Total $25 Par (or similar) Retail Preferred (cost $3,148,621)				3,063,146
	Total Long-Term Investments (cost $583,549,966)				572,783,129

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.7% (1.9% of Total Investments)

	REPURCHASE AGREEMENTS – 2.7% (1.9% of Total Investments)

$11,320	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $11,320,839, collateralized by $10,685,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $11,547,344	1.050%	10/01/18		$11,319,849
	Total Short-Term Investments (cost $11,319,849)				11,319,849
	Total Investments (cost $594,869,815) – 140.8%				584,102,978
	Borrowings – (42.2)% (7), (8)				(175,200,000)
	Other Assets Less Liabilities – 1.4% (9)				6,081,272
	Net Assets – 100%				$414,984,250

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	$2,725,136	Canadian Dollar	$3,562,979	Canadian Dollar	10/19/18	$(34,442)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(87)	12/18	$(10,454,481)	$(10,333,969)	$120,512	$(2,719)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$4,698,662	$4,698,662

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$475,191,584	$—	$475,191,584
$1,000 Par (or similar) Institutional Preferred	—	34,336,390	—	34,336,390
Sovereign Debt	—	31,754,907	—	31,754,907
Contingent Capital Securities	—	28,437,102	—	28,437,102
$25 Par (or similar) Retail Preferred	3,063,146	—	—	3,063,146

Short-Term Investments:
Repurchase Agreements	—	11,319,849	—	11,319,849

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	(34,442)	—	(34,442)
Futures Contracts*	120,512	—	—	120,512
Interest Rate Swaps*	—	4,698,662	—	4,698,662
Total	$3,183,658	$585,704,052	$—	$588,887,710
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$595,976,626
Gross unrealized:
Appreciation	$7,007,604
Depreciation	(18,881,252)
Net unrealized appreciation (depreciation) of investments	$(11,873,648)

JGH	Nuveen Global High Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Tax cost of futures contracts	$120,512
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of forward contracts	$(34,442)
Net unrealized appreciation (depreciation) of forwards contracts	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	4,698,662

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Perpetual security. Maturity date is not applicable.

(6)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(7)	Borrowings as a percentage of Total Investments is 30.0%.

(8)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Purchased on when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018